Cover	Sep. 04, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 04, 2026
Entity File Number	001-40140
Entity Registrant Name	RIGETTI COMPUTING, INC.
Entity Central Index Key	0001838359
Entity Tax Identification Number	88-0950636
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	775 Heinz Avenue
Entity Address, City or Town	Berkeley
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94710
City Area Code	510
Local Phone Number	210-5550
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock [Member]
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	RGTI
Security Exchange Name	NASDAQ
Warrant [Member]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Trading Symbol	RGTIW
Security Exchange Name	NASDAQ